Expense Example (Invesco Van Kampen U.S. Mortgage Fund, USD $)	12 Months Ended
May 02, 2011
CLASS A, Invesco Van Kampen U.S. Mortgage Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 563
3 Years	751
5 Years	955
10 Years	1,541
CLASS B, Invesco Van Kampen U.S. Mortgage Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	670
3 Years	826
5 Years	1,107
10 Years	1,774
CLASS C, Invesco Van Kampen U.S. Mortgage Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	270
3 Years	526
5 Years	907
10 Years	1,976
CLASS Y, Invesco Van Kampen U.S. Mortgage Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835